Shareholder Report, Average Annual Return (Details) 194026_Jackson Square Large-Cap Growth Fund_IS Class_TSR Annual {IS Class}	12 Months Ended	60 Months Ended	114 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | IS Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IS Class (without sales charge)
Average Annual Return, Percent	30.03%	12.80%	14.52%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	21.38%	16.95%	15.07%
Bloomberg US 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Average Annual Return, Percent	25.91%	17.21%	17.65%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	30.70%	19.27%	19.41%